Cover	Feb. 09, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2026
Entity File Number	001-43106
Entity Registrant Name	Cambridge Acquisition Corp.
Entity Central Index Key	0002100125
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	One Liberty Square
Entity Address, Address Line Two	13th FL
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	617
Local Phone Number	396-4911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	CAQUU
Security Exchange Name	NASDAQ
Common Stock [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CAQ
Security Exchange Name	NASDAQ
Warrants [Member]
Title of 12(b) Security	Warrants entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share
Trading Symbol	CAQUW
Security Exchange Name	NASDAQ